Stockholders' Equity - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
RSUs issued	96,000	150,000	12,000
Fair value per share (weighted average)	$ 4.89	$ 3.75	$ 9.36
RSUs vested	96,000
Fair value of shares vested	$ 469	$ 974	$ 987
Number of RSUs issuable under incentive plan	888,950
Stock compensation expense	$ 469	$ 730	$ 820